Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2014
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Blue Chip Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 34.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2014, this range was between approximately $370.0 million and $717.1 billion). The Fund invests in foreign securities. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
For periods prior to the inception date of Classes A, C and P shares (September 30, 2013), performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.•For Institutional Class - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.03%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	2.08%

(1)	The year-to-date return as of September 30, 2014 was 4.30% for Class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended 12/31/2013
Blue Chip Fund | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
Since Inception	rr_AverageAnnualReturnSinceInception	25.98%
Blue Chip Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,654
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2013	rr_AnnualReturn2013	28.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.08%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.59%
Since Inception	rr_AverageAnnualReturnSinceInception	20.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Blue Chip Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.52%
Since Inception	rr_AverageAnnualReturnSinceInception	20.65%
Blue Chip Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	16.05%
Blue Chip Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,088
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,977
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,261
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,088
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,977
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,261
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.70%
Since Inception	rr_AverageAnnualReturnSinceInception	24.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Blue Chip Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.34%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,379
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.26%
Since Inception	rr_AverageAnnualReturnSinceInception	25.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Blue Chip Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.32%
Since Inception	rr_AverageAnnualReturnSinceInception	26.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Bond Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND MARKET INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to replicate the Barclays U.S. Aggregate Bond Index (the "Index") at the time of each purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of August 29, 2014 was 5.61 years. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Classes Institutional, R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).
For periods prior to the inception date of Class J shares (March 16, 2010), performance shown in the table for Class J shares is based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 30, 2009.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class J - www.principalfunds.com.•For Classes Institutional, R-1, R-2, R-3, R-4, and R-5 - www.principal.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Institutional Class shares)(1)(2)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '11	3.76%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(2.45)%

(1)	The year-to-date return as of September 30, 2014 was 4.94% for Institutional shares.

(2)	The Fund is showing returns for Institutional Class shares after combining separate prospectuses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(1) For the periods ended 12/31/2013	[2]
Bond Market Index Fund | Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Bond Market Index Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	446
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	446
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	998
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	340
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Annual Return 2010	rr_AnnualReturn2010	5.90%
Annual Return 2011	rr_AnnualReturn2011	7.45%
Annual Return 2012	rr_AnnualReturn2012	3.89%
Annual Return 2013	rr_AnnualReturn2013	(2.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Bond Market Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Bond Market Index Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,395
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBINX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,245
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,034
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	808
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Bond Market Index Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIQX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	662
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Capital Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From March 3, 2014, date operations commenced, through August 31, 2014, the Fund's annualized portfolio turnover rate was 16.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of each purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. All of the preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's"). The Fund may invest up to 100% of its assets in below investment grade (sometimes called “junk”) preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the preferred security has been rated by only one of those agencies, that rating will determine whether the preferred security is below investment grade; if the preferred security has not been rated by either of those agencies, the Sub-Advisor will determine whether the preferred security is of a quality comparable to those rated below investment grade), provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P or Baa3 or higher by Moody's.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance) industry.
During the fiscal year ended August 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	54.99% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
5.03% in securities rated Aa	19.52% in securities rated Ba	0.00% in securities rated Ca	2.62% in securities not rated
15.45% in securities rated A	2.39% in securities rated B	0.00% in securities rated C

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance) industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk (Financial Services). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund's investments in these companies may lose significant value during such periods.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the BofA Merrill Lynch U.S. Capital Securities Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-582 or online at www.principal.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-582
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Capital Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Credit Opportunities Explorer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CREDIT OPPORTUNITIES EXPLORER FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term returns, comprised of income and capital appreciation, with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of credit-related instruments, represented by bonds and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The derivatives include futures contracts and swap agreements. The credit-related securities in which the Fund invests include U.S. and non-U.S. investment-grade debt securities; U.S. and non-U.S. below investment grade securities (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade); securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; preferred securities; and foreign securities. In addition, the Fund invests some of its assets in sovereign and corporate debt securities of issuers in emerging market countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 9 years. The Fund actively trades portfolio securities.
The Fund uses derivative instruments for hedging, managing fixed income exposure, managing its foreign currency exposure, or mitigating volatility. Specifically, the Fund invests in futures contracts (including Treasury, sovereign bond and volatility futures) or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposure to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Barclays Global Aggregate Corporate USD Hedged Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Credit Opportunities Explorer Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.77%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Credit Opportunities Explorer Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Diversified Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a long-term total return in excess of inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 67.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, securities of real estate companies, commodity index-linked notes, fixed-income securities, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of global agriculture companies, and securities of global timber companies. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the general investment categories described below, which are executed by multiple sub-advisors. The allocations will vary from time to time, and the Fund may add additional investment categories. Except for its policy to concentrate in the real estate and energy/natural resources industries, the Fund retains considerable latitude in allocating its assets.
A portion of the Fund's assets is invested primarily in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
A portion of the Fund's assets is invested in a combination of commodity index-linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities. The fixed income securities are primarily short-term U.S. Treasury and Agency notes and bonds.
A portion of the Fund's assets is invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund's assets is invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.
A portion of the Fund's assets is invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund invests primarily in the mid-stream category of MLPs, which is generally comprised of pipelines used to gather, process, transport, and distribute natural gas, crude oil, and refined petroleum products.
A portion of the Fund’s assets is invested in domestic and foreign publicly-listed infrastructure companies. Publicly-listed infrastructure equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation, communications, water, electricity transmission and distribution, and oil and gas storage, processing and transportation industries.
A portion of the Fund’s assets is invested in below-investment-grade (sometimes called “junk”) or comparable unrated floating rate debt (also known as bank loans, syndicated loans, leveraged loans or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g. LIBOR or the federal funds rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.
A portion of the Fund's assets is invested in securities of global agricultural companies. These include companies contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply chain services, as well as the production of farming inputs such as machinery, agricultural chemicals and seeds.
A portion of the Fund’s assets is invested in securities of global timber companies. These include companies active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.
During the fiscal year ended August 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

49.40% in securities rated Aaa	1.11% in securities rated Baa	1.94% in securities rated Caa	0.01% in securities rated D
0.81% in securities rated Aa	17.37% in securities rated Ba	0.00% in securities rated Ca	12.81% in securities not rated
0.22% in securities rated A	16.33% in securities rated B	0.00% in securities rated C

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Commodity Index-Linked Notes Risk. The value of commodities may be affected by overall market movements and other factors affecting the value of a particular industry or commodity. These notes expose the fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged. At the maturity of the note, the fund may receive more or less principal than it originally invested. The fund may also receive interest payments on the note that are less than the stated coupon interest payments.
Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk (Energy/Natural Resources). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation, taxes and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 16, 2010).
For periods prior to the inception date of Class P shares (September 27, 2010) and Class R-6 shares (December 31, 2014), performance shown in the table for these classes is based on the performance of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold March 16, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.•For Institutional and R-6 - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 40% Barclays U.S. Treasury TIPS Index, 40% MSCI All Country World Index (ACWI), and 20% Bloomberg Commodity Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)(2)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 '11	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(9.20)%

(1)	The year-to-date return as of September 30, 2014 was 5.49% for Class A shares.

(2)	The Fund is showing returns for Class A shares after combining separate prospectuses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 40% Barclays U.S. Treasury TIPS Index, 40% MSCI All Country World Index (ACWI), and 20% Bloomberg Commodity Index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(1) For the periods ended 12/31/2013	[11]
Diversified Real Asset Fund | Barclays US Treasury Tips Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Diversified Real Asset Fund | MSCI All Country World Index (ACWI)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Diversified Real Asset Fund | Bloomberg Commodity Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.36%)
Diversified Real Asset Fund | Diversified Real Asset Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Real Asset Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Diversified Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,850
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2011	rr_AnnualReturn2011	0.41%
Annual Return 2012	rr_AnnualReturn2012	7.23%
Annual Return 2013	rr_AnnualReturn2013	4.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Diversified Real Asset Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Diversified Real Asset Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Diversified Real Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Diversified Real Asset Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,365
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Diversified Real Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDRDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Diversified Real Asset Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Dynamic High Yield Explorer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC HIGH YIELD EXPLORER FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and non-U.S. below investment grade securities (sometimes called “high yield” or "junk") which are rated at the time of each purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade). The Fund has a flexible investment strategy and invests in bank loans (also known as senior floating rate interests) and bonds. The Fund also invests in U.S. and non-U.S. investment grade corporate bonds. In addition, the Fund also invests some of its assets in corporate debt securities of issuers in emerging market countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 5 years. The Fund actively trades portfolio securities.
The Fund uses derivative instruments for hedging, managing fixed income exposure, managing foreign currency exposure, or mitigating volatility. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in futures contracts (including Treasury, sovereign bond and volatility futures) or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposure to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P/LSTA U.S. Leveraged Loan 100 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Dynamic High Yield Explorer Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDYAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	834
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Dynamic High Yield Explorer Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDYIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Global Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and relatively low volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 166.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Management Corporation ("Principal"), the Fund's investment adviser, allocates the Fund's assets among one or more of the investment strategies described below, which are executed by one or more of the Fund's sub-advisors. In making these allocations, Principal seeks to combine the strategies of the sub-advisors efficiently and systematically so that the Fund generates, through a diversified set of investment strategies, a positive total return with relatively low volatility and low sensitivity or correlation to market indices. By allocating the Fund’s assets among a variety of investment strategies, which will vary from time-to-time, the Fund seeks to lessen risk and reduce volatility. Principal may also direct a sub-advisor to reduce or omit its investment in certain assets or asset classes in an effort to achieve its desired combination of the Fund's strategies.
In pursuing its strategies, the Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, convertible securities and derivatives such as futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund intends to engage in derivative transactions to gain exposure to a variety of securities or attempt to reduce risk. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. The Fund actively trades portfolio securities.
Some of the strategies take long and/or short positions. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. The Fund may take short positions in futures, forwards or swaps. A short position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the instrument increases. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements. Relative value positions may be taken as well in the various strategies. Relative value strategies capitalize on price differences between similar securities or relative value among securities of the same company.
Some of the Fund's strategies involve investing in foreign securities. The Fund typically invests in foreign securities of at least 10 countries and at least 30% of its assets in foreign securities.
The Fund may use all or some of the following strategies to varying degrees, depending on market conditions, and may add additional strategies. Principal may allocate 0% to 100% of the Fund’s assets to any of these strategies at any time.
Credit Long/Short and Distressed Credit. This strategy utilizes a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies. This strategy invests in fixed income securities and instruments and may invest in both investment-grade securities and below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). This strategy may also invest in the following securities: securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers, preferred securities, convertible securities, Rule 144A securities, mortgage or asset-backed securities, floating rate debt (including bank loans), distressed investments, emerging markets, equities and derivative instruments, such as options, futures contracts, forwards or swap agreements. This strategy may utilize derivative instruments in an effort to minimize volatility. Also, at times, this strategy expects to gain its investment exposure substantially through the use of derivatives. The notional value of this strategy’s long and short investment exposures may at times each reach 100% of the assets invested in this strategy (excluding instruments used primarily for duration, yield curve, and interest rate management and short-term investments), although these exposures may be higher or lower at any given time. This strategy may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Emerging Market Long/Short Credit. The emerging markets credit opportunities strategy is designed to benefit from opportunities in emerging market, liquid, high grade, high yield, stressed, distressed and other corporate or sovereign credits. This strategy takes long and short exposure to selected emerging market issuers when factors have been identified which the Fund believes will drive substantial appreciation or depreciation of the particular exposure. The geographical focus of the investment strategy is derived from the dynamics of economic and political developments as well as the specific nature of local jurisdictions in the emerging markets. These securities may be either U.S. or non-U.S. dollar denominated.
Equity Long/Short. This strategy provides long and short exposure to a diversified portfolio of U.S. and non-U.S. equities which involves simultaneously investing in equities (i.e., investing long) the sub-advisor expects to increase in value (securities the sub-advisor believes are undervalued) and either selling equities (i.e., short sales or short selling) the sub-advisor expects to decrease in value (securities the sub-advisor believes are overvalued) or hedging equity market exposure in another way (i.e., by using derivatives such as futures or options). Long/short equity expresses industry views by emphasizing certain industries and it also seeks to exploit pricing inefficiencies between related equity securities. An example of exploiting pricing inefficiencies between related equity securities is building a portfolio containing long positions in the strongest companies of several industries and taking short positions in companies showing signs of weakness in the corresponding industries. This strategy has available two methods of analysis: fundamental analysis, a method of security analysis that involves examining a company's financial statements and operations, especially sales, earnings, products, management and competition and quantitative analysis, a method of security analysis that involves use of mathematical models to examine a company's measurable characteristics such as revenue, earnings, margins and market share.
Equity Market Neutral. This strategy seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Equity market neutral is not expected to have industry overweights.
Dedicated Short Bias. The dedicated short bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions.
Global Macro. Global macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, and interest rates.
Emerging Markets. This strategy seeks to profit from investing in equities, bonds, and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, debt, and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.
Convertible Arbitrage. Convertible arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure.
Currency Instruments, Futures Contracts, Futures-Related Instruments and Equity Swaps. These strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, or equity markets. This strategy provides long and short exposure to developed country equities, bonds and currency markets and long and short exposure to emerging country equity and currency markets.
Event Driven. Event driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers.
Fixed Income Arbitrage. Fixed income arbitrage seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bond and currency markets, long and short exposure to investment grade credit markets and long and short exposure to forward mortgage-backed securities trading in the to be announced (“TBA”) market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Arbitrage Trading Risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, in which case the fund may realize losses.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Convertible Securities Risk. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, if at all, and that the market price of a stock declines.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 24, 2011).
For periods prior to the inception date of Class C shares (June 14, 2012), performance of Class C shares is based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 24, 2011.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.•For Institutional Class - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)(2)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '12	2.81%
Lowest return for a quarter during the period of the bar chart above:	Q2 '12	(0.20)%

(1)	The year-to-date return as of September 30, 2014 was 1.76% for Class A shares.

(2)	The Fund is showing returns for Class A shares after combining separate prospectuses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(1) For the periods ended 12/31/2013	[11]
Global Multi-Strategy Fund | HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Global Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,178
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2012	rr_AnnualReturn2012	5.56%
Annual Return 2013	rr_AnnualReturn2013	4.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.20%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2011
Global Multi-Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Global Multi-Strategy Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Global Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	433
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,670
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	333
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,033
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,757
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,670
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2011
Global Multi-Strategy Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.58%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2011
Global Multi-Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.58%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2011
Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 128.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities. The Fund typically invests in foreign securities of at least three countries and at least 30% of its assets in foreign securities. The Fund will invest in U.S. securities and emerging market securities. The Fund has a flexible investment strategy and may invest in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 28, 2012).
For periods prior to the inception date of Classes A, C and P shares (September 30, 2013), performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 28, 2012.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.•For Institutional Class - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 '13	9.11%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(0.70)%

(1)	The year-to-date return as of September 30, 2014 was 3.38% for Class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended 12/31/2013
Global Opportunities Fund | MSCI All Country World Index (ACWI)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.80%
Since Inception	rr_AverageAnnualReturnSinceInception	23.54%
Global Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.87%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.45%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,340
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2013	rr_AnnualReturn2013	23.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.64%
Since Inception	rr_AverageAnnualReturnSinceInception	17.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
Global Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.50%
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%
Global Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.53%
Since Inception	rr_AverageAnnualReturnSinceInception	13.14%
Global Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,574
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,181
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.57%
Since Inception	rr_AverageAnnualReturnSinceInception	23.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
Global Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGXPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	283.98%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	284.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(283.78%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105	[17]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	9,536	[17]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	40,027	[17]
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.04%
Since Inception	rr_AverageAnnualReturnSinceInception	24.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
Global Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.45%
Since Inception	rr_AverageAnnualReturnSinceInception	24.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 45.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities held by MSCI EAFE NDTR D Index (the "Index") at the time of each purchase. The Index is a weighted equity index designed to measure the equity performance of developed markets (Europe, Australia, New Zealand, and Far East), excluding the United States and Canada. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Institutional Class shares)(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '10	17.39%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(20.25)%

(1)	The year-to-date return as of September 30, 2014 was (1.91)% for Institutional shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended 12/31/2013
International Equity Index Fund | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE NDTR D Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIDIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2010	rr_AnnualReturn2010	6.24%
Annual Return 2011	rr_AnnualReturn2011	(12.39%)
Annual Return 2012	rr_AnnualReturn2012	18.04%
Annual Return 2013	rr_AnnualReturn2013	21.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Equity Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
International Equity Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
International Equity Index Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PILIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Equity Index Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Equity Index Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIOX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Equity Index Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Equity Index Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIQX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL SMALL COMPANY FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From June 11, 2014, date operations commenced, through August 31, 2014, the Fund's annualized portfolio turnover rate was 49.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the MSCI World ex-USA Small Cap Index (as of November 30, 2014, this range was between approximately $30.5 million and $7.1 billion). The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that is invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of more than 10 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the MSCI World ex-USA Small Cap Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com

•	For Institutional Class - www.principal.com

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
International Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,092
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
International Small Company Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCOPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
International Small Company Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Opportunistic Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OPPORTUNISTIC MUNICIPAL FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 78.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of each purchase. Twenty-five percent or more of these may be from California. Municipal obligations pay interest that is exempt from federal income tax. The Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”) and exchange-traded funds (ETFs) to gain exposure to the municipal market.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in futures contracts to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.
During the fiscal year ended August 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.30% in securities rated Aaa	16.28% in securities rated Baa	0.96% in securities rated Caa	0.00% in securities rated D
15.36% in securities rated Aa	17.03% in securities rated Ba	0.00% in securities rated Ca	23.57% in securities not rated
18.13% in securities rated A	8.37% in securities rated B	0.00% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
For periods prior to the inception date of Class P shares (December 30, 2013), performance of Class P shares is based on the performance of the Fund's Class A shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '13	2.01%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(6.51)%

(1)	The year-to-date return as of September 30, 2014 was 13.68% for Class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended 12/31/2013
Opportunistic Municipal Fund | Barclays Municipal Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Opportunistic Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	475
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,780
Annual Return 2013	rr_AnnualReturn2013	(7.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Opportunistic Municipal Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.49%)
Opportunistic Municipal Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Opportunistic Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMODX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,395
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Opportunistic Municipal Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMOQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	60.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	61.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(60.60%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,221
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2012
Origin Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ORIGIN EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
"Emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond). It invests in equity securities of small, medium, and large market capitalization companies. The fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the MSCI Emerging Markets NDTR D Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Classes Institutional and R-6 - www.principal.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Origin Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,118
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Origin Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Origin Emerging Markets Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 20.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of each purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 25% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance,) industry. The Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund employs active volatility mitigation strategies that buy long and short vertical put option spreads and vertical call option spreads on U.S. Treasury bond futures. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security. This strategy seeks to produce gains regardless of the directional movement of U.S. Treasuries, credit spreads and interest rates while mitigating volatility.
During the fiscal year ended August 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	69.78% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
4.05% in securities rated Aa	12.74% in securities rated Ba	0.00% in securities rated Ca	0.58% in securities not rated
11.87% in securities rated A	0.98% in securities rated B	0.00% in securities rated C

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance,) industry. The Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk (Financial Services). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Classes Institutional, R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-2, R-3, R-4, and R-5 shares (June 1, 2004), Class R-1 shares (November 1, 2004), Class A shares (June 28, 2005), Class C shares (January 16, 2007) and Class P shares (September 27, 2010), performance shown in the bar chart and the table for these classes is based on the performance of the Fund’s Institutional Class shares adjusted to reflect the respective fees and expenses of each class. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on May 1, 2002.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, J, and P - www.principalfunds.com.•For Classes Institutional, R-1, R-2, R-3, R-4, and R-5 - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are as follows: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)(2)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	38.89%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(20.97)%

(1)	The year-to-date return as of September 30, 2014 was 9.62% for Class A shares.

(2)	The Fund is showing returns for Class A shares after combining separate prospectuses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are as follows: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(1) For the periods ended 12/31/2013	[11]
Preferred Securities Fund | BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Preferred Securities Fund | BofA Merrill Lynch U.S. Capital Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	16.97%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Preferred Securities Fund | Preferreds Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Preferred Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	1.05%
Annual Return 2006	rr_AnnualReturn2006	6.67%
Annual Return 2007	rr_AnnualReturn2007	(8.29%)
Annual Return 2008	rr_AnnualReturn2008	(22.42%)
Annual Return 2009	rr_AnnualReturn2009	46.15%
Annual Return 2010	rr_AnnualReturn2010	16.04%
Annual Return 2011	rr_AnnualReturn2011	1.17%
Annual Return 2012	rr_AnnualReturn2012	18.87%
Annual Return 2013	rr_AnnualReturn2013	1.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.97%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	14.78%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Preferred Securities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Preferred Securities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	11.06%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Preferred Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Preferred Securities Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,465
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	383
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	664
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,465
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	15.34%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Preferred Securities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[23],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	15.87%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Preferred Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	16.03%
10 Years	rr_AverageAnnualReturnYear10	5.48%
Preferred Securities Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	15.04%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Preferred Securities Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPRSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	15.19%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Preferred Securities Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	15.41%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Preferred Securities Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Preferred Securities Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	15.80%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Real Estate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return with income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mutual funds that invest in the real estate industry at the time of purchase. The Fund operates as a fund of funds and currently invests in Institutional Class shares of the following underlying funds of Principal Funds, Inc.: Global Real Estate Securities Fund and Real Estate Debt Income Fund. The underlying funds invest in equity and debt real estate securities of U.S. and non-U.S. issuers and are both concentrated in the real estate industry; therefore, the Real Estate Allocation Fund is considered concentrated in the real estate industry as well. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Fund allocates its investments between the underlying funds, 25% to 75% in each underlying fund, based on qualitative and quantitative analysis. The Fund, without shareholder approval, may add, remove or substitute underlying funds when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The diversification of the Fund is designed to moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The Principal Risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com

•	For Institutional Class - www.principal.com

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Real Estate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Real Estate Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PADDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Real Estate Debt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE DEBT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of U.S. companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund will invest in commercial mortgage-backed securities (“CMBS”), which are bonds that are secured by first mortgages on commercial real estate. The Fund will also invest in debt and preferreds issued by REITs. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the Barclays CMBS ERISA-Eligible Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com

•	For Institutional Class - www.principal.com

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Real Estate Debt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	473
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Real Estate Debt Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Small-MidCap Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL-MIDCAP DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks to provide a relatively high level of current income and long-term growth of income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 18.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 111 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 3 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of each purchase. For this Fund, companies with small to medium market capitalizations are those with market capitalizations similar to companies in the Russell 2500 Value Index (as of November 30, 2014, the range of the index was between approximately $29.0 million and $11.5 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, fixed-income securities, master limited partnerships, and royalty trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Convertible Securities Risk. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Royalty Trust Risk. A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely affect the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 6, 2011).
For periods prior to the inception date of Class C shares (June 14, 2012), performance of Class C shares is based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 6, 2011.
During 2011, the Fund processed a significant (relative to Class P) "As Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Classes A, C, and P - www.principalfunds.com.•For Institutional Class - www.principal.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (Class A shares)(1)(2)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '13	12.32%
Lowest return for a quarter during the period of the bar chart above:	Q2 '12	(2.90)%

(1) The year-to-date return as of September 30, 2014 was 2.37% for Class A shares
(2) The Fund is showing returns for Class A shares after combining separate prospectuses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(1) For the periods ended 12/31/2013	[11]
Small-MidCap Dividend Income Fund | Russell 2500 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.32%
Since Inception	rr_AverageAnnualReturnSinceInception	16.86%
Small-MidCap Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,211
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Annual Return 2012	rr_AnnualReturn2012	15.54%
Annual Return 2013	rr_AnnualReturn2013	29.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.90%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011
Small-MidCap Dividend Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%
Small-MidCap Dividend Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Small-MidCap Dividend Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.28%
Since Inception	rr_AverageAnnualReturnSinceInception	15.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011
Small-MidCap Dividend Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.84%
Since Inception	rr_AverageAnnualReturnSinceInception	17.28%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011
Small-MidCap Dividend Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.08%
Since Inception	rr_AverageAnnualReturnSinceInception	17.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class C, and 0.75% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[2]	The Fund is showing after-tax returns for Institutional Class shares after combining separate prospectuses.
[3]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2014, Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[4]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.01%. It is expected that the fee waiver will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
[5]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending December 30, 2015. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.78% for Class J, 0.23% for Institutional, 1.11% for Class R-1, 0.98% for Class R-2, 0.80% for Class R-3, 0.61% for Class R-4, and 0.49% for Class R-5 shares. It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[7]	The table reflects that Principal Management Corporation ("Principal"), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by your sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid to the registered investment advisor.
[8]	Based on estimated amounts for the current fiscal year.
[9]	Principal Management Corporation ("Principal"), the investment advisor, has agreed contractually to limit the Fund s expenses attributable to Class S shares by paying expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit.
[10]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A, and 0.70% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[11]	The Fund is showing after-tax returns for Class A shares after combining separate prospectuses.
[12]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, and 0.88% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[13]	Based on estimated expenses for the current fiscal year.
[14]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A and 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[15]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class A, 2.75% for Class C, and 1.65% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[16]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[17]	As of August 31, 2014, Class P of Global Opportunities Fund had approximately $10,000 in net assets; therefore, the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.
[18]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.35% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[19]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[20]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[21]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A,1.35% for Institutional Class, and 1.26% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[22]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2013, Distribution and/or Service (12b-1) Fees for Class J were reduced.
[23]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[24]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A and 0.15% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[25]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[26]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.15% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.
[27]	During 2011, the Fund processed a significant (relative to Class P) "As Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.